Fair Value Measures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Foreign exchange forward and option contracts			$ 251
Marketable securities	10,399
Liabilities, Fair Value Disclosure [Abstract]
Liability classified stock options	4,273	[1]	17,208
Restricted stock units	10,204	[2]	3,379
Stock appreciation rights	3,094	[3]
Total liabilities at fair value	17,571		20,587
Restricted stock units, included in stock compensation accrual	8,279
Restricted stock units, included in other long-term liabilities	1,925
Level 1 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Foreign exchange forward and option contracts			0
Marketable securities	10,399
Liabilities, Fair Value Disclosure [Abstract]
Liability classified stock options	0	[1]	0
Restricted stock units	10,204	[2]	3,379
Stock appreciation rights	0	[3]
Total liabilities at fair value	10,204		3,379
Level 1 [Member] | Corporate Bond Securities [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	3,976
Gain on sale of marketable securities	186
Level 2 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Foreign exchange forward and option contracts			251
Marketable securities	0
Liabilities, Fair Value Disclosure [Abstract]
Liability classified stock options	4,273	[1]	17,208
Restricted stock units	0	[2]	0
Stock appreciation rights	3,094	[3]
Total liabilities at fair value	7,367		17,208
Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Foreign exchange forward and option contracts			0
Marketable securities	0
Liabilities, Fair Value Disclosure [Abstract]
Liability classified stock options	0	[1]	0
Restricted stock units	0	[2]	0
Stock appreciation rights	0	[3]
Total liabilities at fair value	$ 0		$ 0

[1]	Liability classified stock options -This balance is included in Share-based liabilities on the Consolidated Balance Sheet
[2]	Restricted stock units - Of this balance, $8,279 and $1,925 are included in Share-based liabilities and Other long-term liabilities on the Consolidated Balance Sheet, respectively
[3]	Stock appreciation rights - This balance is included in Other long-term liabilities on the Consolidated Balance Sheet